1940 Act
Rule 30b2-1

VIA EDGAR

March 11, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Nassau Life and Annuity Variable Universal Life Account

File No. 811-07835, CIK 0001023809

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2022-02-23
The Alger Portfolios	0000832566	2022-03-03
ALPS Variable Investment Trust	0001382990	2022-03-02
SunAmerica Series Trust	0000892538	2022-03-10
Calvert Variable Products, Inc.	0000743773	2022-02-25
Deutsche Investments VIT Funds	0001006373	2022-02-25
Federated Insurance Series	0000912577	2022-02-24
Franklin Templeton Variable Insurance Products Trust	0000837274	2022-02-28
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	2022-02-28
Lazard Retirement Series, Inc.	0001033669	2022-03-01
Lord Abbett Series Fund, Inc	0000855396	2022-02-23
Neuberger Berman Advisers Management Trust - Class S	0000736913	2022-02-23
Oppenheimer Variable Account Funds-Service Shares	0000896435	2022-02-23
PIMCO Variable Insurance Trust-Advisor Class	0001047304	2022-02-28
Rydex Variable Trust	0001064046	2022-03-09
Touchstone Variable Series Trust	0000920547	2022-03-01
Variable Insurance Products Fund	0000356494	2022-02-22
Variable Insurance Products Fund II	0000831016	2022-02-18
Variable Insurance Products Fund III	0000927384	2022-02-18
Variable Insurance Products Fund V	0000823535	2022-02-22
Virtus Variable Insurance Trust	0000792359	2022-03-07
Wanger Advisors Trust	0000929521	2022-03-03

/s/Ping Shao

Ping Shao

2VP, Deputy Chief Compliance Officer

Nassau Life Insurance Company